Events occurred after the reporting date	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Events occurred after the reporting date	Events occurred after the reporting date
26.1    Authorization of the financial statements
The consolidated financial statements of the Company and its subsidiaries, prepared in accordance with IFRS as issued by the IASB for the year ended December 31, 2023, were approved and authorized for issuance by the Company´s Board of Directors on April 29, 2024.
26.2    Disclosures on events occurring after the reporting date
(a)     On January 13, 2024, the Company reported the stoppage of operations at the Salar de Atacama mine.

(b)    On January 15, 2024, the Company reported that operations were resumed at the Salar de Atacama mine.

(c)    On February 28, 2024, the Company reported that its Board of Directors agreed (a) to call an annual general meeting of shareholders for April 25, 2024, and (b) to call an extraordinary meeting of shareholders for Thursday, March 21, 2024, to report on (i) the status of negotiations between the Company and Codelco, as described in the Memorandum of Understanding reported as a Material Event on December 27, 2023, (ii) the measures and contracts that are expected as a result of this Memorandum of Understanding, and (iii) any other associated issues.

(d) Regarding the tax contingencies disclosed in Note 20.3, on April 5, 2024, the Santiago Court of Appeal issued a ruling in one of the Claims, the tax role case No. 312-2022, and revoked the ruling that had previously been handed down by the Tax and Customs Court of the Metropolitan Region, which upheld the public law annulment action filed by SQM Salar, corresponding to settlements for the 2017 and 2018 tax years.
Although the ruling of the Santiago Court of Appeal does not affect all other Claims, filed by the SQM Salar against the Chilean IRS, and is still subject to appeal by SQM Salar, it prompted the review of the accounting treatment for the tax claims by the Company's Board of Directors. Consequently, the Company recognized a tax expense adjustment amounting
US$1,089.5 million for the year ended December 31, 2023, which corresponds to the impact that the interpretation of the Santiago Court of Appeal ruling could have on the Claims.

The effect of the review of the accounting treatment did not have a significant impact on the Company's cash flows, since the amount of US$986.2 million had been fully paid by the Company into the Chilean IRS.

The Company maintains its firm position regarding the erroneous application of the specific tax on mining activity to the exploitation of lithium, a substance that is not concessionable by law in Chile, which had been recognized by the Chilean IRS itself in the past, as well as by the executive, legislative and judicial powers in Chile. SQM Salar will continue to actively defend its position in the tax claims.

(e) On April 10, 2024, Inversiones TLC SpA, an owner of more than 10% of the SQM’s outstanding shares with voting rights, requested to summon a new extraordinary shareholder meeting to discuss and vote on the transaction contemplated in the Memorandum of Understanding signed by SQM and the National Copper Corporation (“Codelco”) dated December 27, 2023, and modified on March 20, 2024 (the “Memorandum”).

The Company’s Board of Directors agreed to summon an extraordinary shareholder meeting for 10:00 a.m. (Chile time) on Wednesday, April 24, 2024 (the “Meeting”), to discuss the transaction contemplated in the Memorandum, in particular:

a.Management report on the status of negotiations between SQM and Codelco, particularly, whether the parties have reached agreement on the terms and conditions of the contracts that are being negotiated pursuant to the conditions set in the Memorandum, including those that were mentioned at the extraordinary shareholder meeting held on March 21, 2024.

b.Management presentation on the merits, opportunities, advantages, disadvantages and risks that the partnership with Codelco could form for SQM, as well as questions and comments from the shareholders. The viewpoints expressed by shareholders shall not possess binding authority upon the management of the Company, nor shall they discharge management from its responsibilities.

c.Discussion on the legal structure under which the partnership with Codelco would be executed, according to the status of the negotiations on the date of the Meeting, and the steps and legal requirements for its approval in accordance with the regulations of the Chilean Corporations Law and the by-laws of SQM.

Without prejudice to the request of the shareholder Inversiones TLC SpA to summon a shareholder meeting to discuss the matters indicated in letters (a), (b) and (c) above, the Company’s Board of Directors agreed not to submit to shareholders the voting of the approval of the partnership with Codelco, given that: (1) up to the current date, there is neither a partnership agreement nor a final legal structure on the transaction with Codelco to be approved; and (2) should the partnership with Codelco ultimately conforms to the terms previously consulted upon with the Chilean Financial Market Commission (Comisión para el Mercado Financiero), it would be appropriate to approve such transaction by the Company’s Board of Directors and not by the shareholders, as dictated by the Chilean Financial Market Commission in the Official Letter No. 27,980 dated February 29, 2024.

(f) On December 18, 2023, together with Hancock Prospecting Pty ("Hancock"), the owner of approximately 18.4% of Azure's shares, we entered into a transaction implementation deed to acquire all outstanding shares of Azure by way of a joint scheme of arrangement for a cash price of A$3.70 per share, and a simultaneous conditional joint off-market takeover bid for a cash price of A$3.65 per share. On April 8, 2024, the Azure's shareholders approved the proposed acquisition of all outstanding shares of Azure by way of scheme of arrangement. The scheme is pending approval by the Australian Foreign Investment Review Board (FIRB) and the Australian Court and will be implemented shortly after all the approvals have been received.

(g) On March 28, 2024, the Board of Directors, agreed to recommend to the shareholders the payment of a final dividend. The dividend payment was presented for consideration and approved at the Annual General Shareholders’ Meeting held on April 25, 2024. The amount of the final dividend approved by shareholders was US$2.11386 per share. The amounts of the interim dividends previously distributed during 2023 equivalent to US$1.90047 per share were deducted from the amount of the final dividend, leaving a balance equivalent to US$0.21339 to be paid and distributed on May 16, 2024.

(h) On April 25, 2024, the Company held its 49th Annual General Shareholders’ Meeting during which several items were approved, including:

(a) Approval of the Company’s annual report, the statutory financial statements and the external auditors’ report for the year ended December 31, 2023.
(b) Appointment of PricewaterhouseCoopers Consultores, Auditores SpA as the Company’s external auditors for the period January 1 through December 31, 2024.
(c) Approval of the distribution of a final dividend as recommended by the Board of Directors and communicated as an essential fact (hecho esencial) on March 28, 2024.
(d) Election of the Board of Directors, with the following members: Gina Ocqueteau Tacchini, Antonio Gil Nievas, Gonzalo Guerrero Yamamoto, Patricio Contesse Fica, Ashely Luke Ozols, Hernán Büchi Buc, Georges de Bourguignon Arndt and Xu Tieying, with Mrs. Ocqueteau and Mr. Gil as independent directors.
(e) Approval of the remuneration structure for the Board members, and the members of the Board committees, and their expenses.

In an extraordinary Board meeting on the same day, the Board agreed to appoint Mr. Gonzalo Guerrero as Chairman of the Board and Mr. Patricio Contesse as Vice Chairman of the Board. The composition of the Board’s committees was also agreed upon at the meeting, as follows:
(a) Directors’ Committee: Gina Ocqueteau, Antonio Gil and Hernán Büchi;
(b) Corporate Governance Committee: Patricio Contesse, Hernán Büchi and Xu Tieying;
(c) Safety, Health and Environment Committee: Georges de Bourguignon, Patricio Contesse and Gonzalo Guerrero.
Management is not aware of any other significant events that occurred between December 31, 2023, and the date of issuance of these consolidated financial statements that may significantly affect them.